Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	VERMILION ENERGY INC.
Entity Central Index Key	0001293135
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Trading Symbol	VET
Entity Common Stock, Shares Outstanding	122,118,974